--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

--------------------------------------------------------------------------------

We are pleased to provide you with the Cash Equivalent Fund semiannual report for the six month period ended January 31, 1998.

Your fund's management greatly appreciates your decision to invest in Cash Equivalent Fund. During the past six months, each of the fund's portfolios, Money Market, Government Securities and Tax-Exempt, registered solid performance and achieved its objective of providing maximum current income consistent with stability of principal.

ECONOMIC REVIEW AND OUTLOOK

As 1997 came to a close, the strong pace of economic growth continued, annualized GDP grew at a robust rate of 4.3% in the fourth quarter, and inflation remained benign. As we head into 1998, growth continues, and, as expected, the Federal Reserve Board left interest rates unchanged at their February meeting. The Federal Reserve remains concerned about the troubles in Southeast Asia and the possibility of further contagion to other emerging markets. However, continued strength in the economic indicators confirms that the economy still carries a significant amount of momentum. Stronger GDP growth in the second half of the year is likely to spark a concern in accelerated inflation. In this context, money market funds such as Cash Equivalent Fund should offer the opportunity for attractive yields and should continue to be an excellent place to invest your money to help maintain stability of income.

Your fund's management thanks you for the vote of confidence you have shown through your investment and continues its dedication to performance. We look forward to serving your investment needs for years to come.
Sincerely,

Frank J. Rachwalski
Vice President and Portfolio Manager
March 3, 1998

Frank Rachwalski is Vice President of Scudder Kemper Investments, Inc. and Vice President and Portfolio Manager of Cash Equivalent Fund. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

PORTFOLIO RESULTS

For the six month period ended January 31, 1998, the fund's three portfolios had the following net annualized yields:

The Money Market Portfolio had a net annualized yield of 4.85%.

The Government Securities Portfolio had a net annualized yield of 4.82%.

The Tax-Exempt Portfolio had a net annualized yield of 3.13% and a tax-equivalent yield of 4.98%.

NOTES

An investment in the fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a portfolio will be able to maintain a stable net asset value of $1.00 per share.

Each portfolio's net annualized yield for the six month period ended January 31, 1998, is the annualized sum of the daily dividend rates for the period. The tax-equivalent yield for the Tax-Exempt Portfolio is based on a marginal federal income tax rate of 37.1%. Income from the Tax-Exempt Portfolio may be subject to state and local taxes, and, for some investors, a portion of income may be subject to the alternative minimum tax. Yields are historical and do not represent future yields, which will fluctuate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.

Cash Equivalent Fund                                                           2
--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO
Investments at January 31, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

      Corporate Obligations                               Value
      BANKING--4.1%
      ---------------------------------------------------------
      Nordbanken N.A., Inc.
        5.83%, 3/16/98                                 $ 14,899
      ---------------------------------------------------------
   (a)Societe Generale
        5.53%, 4/16/98                                   14,993
      ---------------------------------------------------------
      Sumitomo Bank Capital Markets, Inc.
        5.90%, 2/3/98                                     9,998
      ---------------------------------------------------------
                                                         39,890
      BUSINESS LOANS--17.8%
      ---------------------------------------------------------
      Broadway Capital Corp.
        5.68%, 4/22/98                                   14,816
      ---------------------------------------------------------
      Corporate Receivables Corp.
        5.83%, 2/26/98                                   14,942
      ---------------------------------------------------------
      CXC, Inc.
        5.86%, 2/25/98                                    9,963
      ---------------------------------------------------------
      Enterprise Capital Funding Corp.
        5.53%, 3/2/98                                    14,936
      ---------------------------------------------------------
      Eureka Securitization, Inc.
        5.82%, 2/20/98                                    9,971
      ---------------------------------------------------------
      Gotham Capital Corp.
        5.73%, 4/24/98                                   14,809
      ---------------------------------------------------------
      International Securitization Corp.
        5.83%, 3/18/98                                   24,824
      ---------------------------------------------------------
      Jet Funding Corp.
        5.89%, 4/20/98                                    9,876
      ---------------------------------------------------------
      Kitty Hawk Funding Corp.
        5.83%, 3/17/98                                    9,931
      ---------------------------------------------------------
      Madison Funding Corp.
        5.63%, 3/10/98                                    9,944
      ---------------------------------------------------------
      Sigma Finance, Inc.
        5.81%, 2/20/98                                   14,957
      ---------------------------------------------------------
      Strategic Asset Funding Corp.
        5.79%, 2/2/98                                    10,000
      ---------------------------------------------------------
      Working Capital Management Co., L.P.
        6.28%, 2/25/98                                   14,941
      ---------------------------------------------------------
                                                        173,910
      CAPITAL AND EQUIPMENT LENDING--4.6%
      ---------------------------------------------------------
   (a)American Honda Finance Corp.
        5.83%, 2/2/98                                    10,003
      ---------------------------------------------------------

                                                          Value
   (a)Caterpillar Financial Services Corp.
        5.56%, 5/18/98                                 $ 10,000
      ---------------------------------------------------------
      Chrysler Financial Corp.
        5.83%, 3/2/98                                    14,933
      ---------------------------------------------------------
      Golden Manager's Acceptance Corp.
        5.53%, 3/4/98                                     9,954
      ---------------------------------------------------------
                                                         44,890
      CAPTIVE BUSINESS LENDING--4.1%
      ---------------------------------------------------------
   (a)FINOVA Capital Corp.
        5.65%, 2/13/98                                   15,000
      ---------------------------------------------------------
      Oakland-Alameda County Coliseum, California
        5.87%, 2/19/98                                   10,000
      ---------------------------------------------------------
      Sony Capital Corp.
        5.82%, 2/20/98                                   14,957
      ---------------------------------------------------------
                                                         39,957
      CONSUMER LENDING--7.2%
      ---------------------------------------------------------
   (a)Beneficial Corp.
        5.58%, 2/17/98                                   10,000
      ---------------------------------------------------------
(a)(b)GMAC Mortgage Corporation of Pennsylvania
        5.90%, 2/2/98                                    30,000
      ---------------------------------------------------------
   (a)Household Finance Corp.
        5.63%, 2/27/98                                   15,000
      ---------------------------------------------------------
      Sears Roebuck Acceptance Corp.
        5.54%, 3/10/98                                   14,918
      ---------------------------------------------------------
                                                         69,918
      CONSUMER PRODUCTS--1.5%
      ---------------------------------------------------------
      Coca-Cola Enterprises, Inc.
        5.55%, 3/24/98                                   14,886
      ---------------------------------------------------------
      DIVERSIFIED FINANCE--6.1%
      ---------------------------------------------------------
      APEX Funding Corp.
        5.74%, 4/30/98                                   14,795
      ---------------------------------------------------------
   (a)CIT Group Holdings, Inc.
        5.57%, 2/2/98                                     9,993
      ---------------------------------------------------------
      General Electric Capital Corp.
        5.81%, 2/27/98                                    9,960
      ---------------------------------------------------------
      Old Line Funding Corp.
        5.55% - 5.89%, 2/20/98 - 3/5/98                  24,900
      ---------------------------------------------------------
                                                         59,648

Cash Equivalent Fund                                                           3
--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO
Investments at January 31, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                       Value
   FINANCIAL SERVICES--5.6%
   ---------------------------------------------------------
(a)Bear Stearns Cos., Inc.
     5.70%, 2/6/98                                  $ 10,000
   ---------------------------------------------------------
(a)CS First Boston, Inc.
     5.67%, 2/2/98                                     5,000
   ---------------------------------------------------------
(a)Goldman, Sachs Group, L.P.
     5.53%, 2/10/98                                   10,000
   ---------------------------------------------------------
(a)Merrill Lynch & Co., Inc.
     5.68%, 2/4/98                                    10,000
   ---------------------------------------------------------
(a)Morgan Stanley, Dean Witter, Discover & Co.
     5.59%, 2/18/98                                   10,000
   ---------------------------------------------------------
(a)Salomon, Inc.
     5.80%, 2/4/98                                    10,000
   ---------------------------------------------------------
                                                      55,000
   UTILITIES--2.0%
   ---------------------------------------------------------
   MCI Communications Corp.
     5.84%, 2/17/98                                    9,976
   ---------------------------------------------------------
   New Hampshire Industrial Development Authority
     5.87%, 2/19/98                                   10,000
   ---------------------------------------------------------
                                                      19,976
   ---------------------------------------------------------
   TOTAL CORPORATE OBLIGATIONS--53.0%
   (average maturity: 33 days)                       518,075
   ---------------------------------------------------------
   BANK OBLIGATIONS
   CERTIFICATES OF DEPOSIT AND BANK NOTES-U.S.
   BANKS--19.0%
   ---------------------------------------------------------
(a)Amex Centurian Bank
     5.68%, 2/5/98                                    10,000
   ---------------------------------------------------------
(a)AmSouth Bank of Alabama
     5.51%, 2/23/98                                    9,996
   ---------------------------------------------------------
(a)Bank One
     5.61%, 2/3/98                                     9,996
   ---------------------------------------------------------
(a)Bankers Trust Co.
     5.69%, 2/2/98                                    24,999
   ---------------------------------------------------------
(a)Comerica Bank
     5.77%, 3/23/98                                    9,996
   ---------------------------------------------------------
(a)CoreStates Bank, N.A.
     5.57%, 2/20/98                                   10,000
   ---------------------------------------------------------
(a)First National Bank of Boston
     5.67%, 2/2/98                                     9,999
   ---------------------------------------------------------
(a)First USA Bank
     6.21%, 3/30/98                                   10,030
   ---------------------------------------------------------

                                                       Value
(a)Key Bank, N.A.
     5.58%, 2/2/98                                  $  7,998
   ---------------------------------------------------------
   MBNA America Bank, N.A.
     5.87%, 2/23/98                                   10,000
   ---------------------------------------------------------
(a)Mellon Bank Corp.
     5.68%, 2/9/98                                     9,999
   ---------------------------------------------------------
   Morgan Guaranty Trust Co. of New York
(a)  5.63%, 2/2/98                                    12,999
     5.80%, 3/23/98                                   25,000
   ---------------------------------------------------------
(a)Old Kent Bank
     5.68%, 2/2/98                                    24,998
   ---------------------------------------------------------
                                                     186,010
   CERTIFICATES OF DEPOSIT-FOREIGN BANKS--6.2%
   ---------------------------------------------------------
(a)Banque Nationale de Paris
     5.61%, 2/2/98                                    10,000
   ---------------------------------------------------------
   Swiss Bank Corp.
     5.75%, 2/20/98                                   25,000
   ---------------------------------------------------------
   Toronto Dominion Bank
     5.56%, 4/9/98                                    25,000
   ---------------------------------------------------------
                                                      60,000
   ---------------------------------------------------------
   TOTAL BANK OBLIGATIONS--25.2%
   (average maturity: 23 days)                       246,010
   ---------------------------------------------------------
(C)REPURCHASE AGREEMENTS
   (Dated 2/98 - 4/98, collateralized by Federal
   Home Loan Mortgage Corporation and Federal
   National Mortgage Association securities)
   ---------------------------------------------------------
   CS First Boston, Inc.
   (held at The Chase Manhattan Bank)
     5.50% - 5.51%, 3/11/98 - 3/19/98                 50,000
   ---------------------------------------------------------
   Chase Securities, Inc.
   (held at The Chase Manhattan Bank)
     5.55% - 5.75%, 2/11/98 - 4/8/98                 100,000
   ---------------------------------------------------------
   Goldman, Sachs & Co.
   (held at The Bank of New York)
     5.51%, 3/26/98                                   15,000
   ---------------------------------------------------------
   Salomon Brothers, Inc.
   (held at The Bank of New York)
     5.75%, 3/3/98                                    25,000
   ---------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS--19.4%
   (average maturity: 44 days)                       190,000
   ---------------------------------------------------------

Cash Equivalent Fund                                                           4
--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO
Investments at January 31, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                       Value
   U.S. GOVERNMENT AGENCY NOTE--2.1%
   (average maturity: 4 days)
(a)Student Loan Marketing Association
     5.61%, 2/3/98                                  $ 19,993
   ---------------------------------------------------------
   TOTAL INVESTMENTS--99.7%
   (average maturity: 32 days)                       974,078
   ---------------------------------------------------------
   CASH AND OTHER ASSETS,
   LESS LIABILITIES--.3%                               3,270
   ---------------------------------------------------------

   NET ASSETS--100%                                 $977,348
   ---------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Cash Equivalent Fund                                                           5
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES PORTFOLIO
Investments at January 31, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

   Short-Term Notes                                     Value
   (Issued or guaranteed by U.S. government
   agencies or instrumentalities)
   -----------------------------------------------------------
(a)Export-Import Bank of the United States
     Cathay Pacific Airways Limited
       5.69%, 2/14/98                                 $ 10,702
     KA Leasing, Ltd.
       5.69%, 2/15/98                                   12,287
     Kuwait Investment Authority
       5.58%, 2/15/98                                   10,025
     VARIG Brazilian Airlines
       5.69%, 4/16/98                                    9,241
   -----------------------------------------------------------
(a)Federal Farm Credit Banks
       5.61%, 2/2/98                                     9,999
   -----------------------------------------------------------
(a)Federal Home Loan Bank
       5.70%, 2/2/98                                    15,601
   -----------------------------------------------------------
   Federal Home Loan Mortgage Corp.
       5.68%, 3/6/98                                     4,975
   -----------------------------------------------------------
   Federal National Mortgage Association
(a)    5.23%, 2/3/98                                    13,934
       5.70%, 3/25/98                                    4,960
   -----------------------------------------------------------
(a)Overseas Private Investment Corp.
     International Paper Co.
       5.55%, 4/15/98                                   11,600
     Omolon
       5.71%, 2/3/98                                     4,445
   -----------------------------------------------------------
(a)Student Loan Marketing Association
       5.40%, 2/3/98                                    85,738
   -----------------------------------------------------------
   TOTAL SHORT-TERM NOTES--43.8%
   (average maturity: 15 days)                         193,507
   -----------------------------------------------------------
(c)REPURCHASE AGREEMENTS                                Value
   (Dated 2/98 - 4/98, collateralized by Federal
   Home Loan Mortgage Corporation, Federal National
   Mortgage Association and Government National
   Mortgage Association securities)
   -----------------------------------------------------------
   Bear, Stearns & Co. Inc.
       5.55% - 5.87%, 2/11/98 - 3/4/98                $ 20,000
   -----------------------------------------------------------
   CS First Boston, Inc.
   (held at The Chase Manhattan Bank)
       5.64%, 2/2/98                                    20,000
   -----------------------------------------------------------
   Chase Securities, Inc.
   (held at The Chase Manhattan Bank)
       5.55%, 4/2/98                                    10,000
   -----------------------------------------------------------
   Morgan Stanley, Dean Witter, Discover & Co.
   (held at The Bank of New York)
       5.53% - 5.58%, 2/4/98 - 4/8/98                   65,000
   -----------------------------------------------------------
   Nikko Securities Co. International, Inc.
   (held at The Bank of New York)
       5.53% - 5.74%, 3/11/98 - 4/15/98                 47,000
   -----------------------------------------------------------
   Nomura Securities International, Inc.
   (held at The Bank of New York)
       5.54% - 5.84%, 2/11/98 - 4/6/98                  60,000
   -----------------------------------------------------------
   Salomon Brothers, Inc.
   (held at The Bank of New York)
       5.65% - 5.81%, 2/2/98 - 3/3/98                   20,000
   -----------------------------------------------------------

   TOTAL REPURCHASE AGREEMENTS--54.7%
   (average maturity: 37 days)                         242,000
   -----------------------------------------------------------

   TOTAL INVESTMENTS--98.5%
   (average maturity: 28 days)                         435,507
   -----------------------------------------------------------

   CASH AND OTHER ASSETS,
   LESS LIABILITIES--1.5%                                6,552
   -----------------------------------------------------------

   NET ASSETS--100%                                   $442,059
   -----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Cash Equivalent Fund                                                           6
--------------------------------------------------------------------------------

TAX-EXEMPT PORTFOLIO
Investments at January 31, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

(a)Variable Rate Demand Securities                     Value
   ARKANSAS
   -----------------------------------------------------------
   Little River City
       4.05%                                          $  2,500
   CALIFORNIA
   -----------------------------------------------------------
   Los Angeles
   Harbor Improvement Corp.
       3.70%                                             6,000
   DISTRICT OF COLUMBIA
   -----------------------------------------------------------
   General Obligation
       3.60%                                            13,520
   GEORGIA
   -----------------------------------------------------------
   Laurens County Development Authority
   Solid Waste Disposal Revenue
       3.65%                                             5,000
   ILLINOIS
   -----------------------------------------------------------
   Alsip
   Industrial Development Revenue
       3.60%                                             3,750
   -----------------------------------------------------------
   Development Finance Authority
       Adventist Health System
         3.76%                                           7,000
       Grecian Delight Foods Project
         3.85%                                           8,300
       Mattoon Precision Manufacturing Project
         4.00%                                           7,500
   -----------------------------------------------------------
   Rockford
   Industrial Project Revenue
       3.70%                                             4,000
   -----------------------------------------------------------
   Student Assistance Commission
       3.65%                                             4,800
   INDIANA
   -----------------------------------------------------------
   Ossian
   Economic Development Revenue
       3.70%                                             3,200
   KANSAS
   -----------------------------------------------------------
   Kansas City
   Pollution Control Revenue
       3.70%                                            17,835
   KENTUCKY
   -----------------------------------------------------------
   Boone County
   Pollution Control Revenue
       3.85%                                             8,000
   -----------------------------------------------------------
   Shelbyville
   Industrial Building Revenue
       4.00%                                             3,715

                                                       Value
   LOUISIANA
   -----------------------------------------------------------
   Lafayette
   Industrial Economic Development Authority
       3.65%                                          $  5,000
   -----------------------------------------------------------
   Public Facilities Authority
       3.90%                                             7,700
   MICHIGAN
   -----------------------------------------------------------
   Strategic Fund Limited Obligation Revenue
       3.70%                                             5,500
   MINNESOTA
   -----------------------------------------------------------
   Owatonna
   Hospital Revenue
       3.60%                                             6,805
   NEVADA
   -----------------------------------------------------------
   Department of Business and Industry
       3.75%                                             5,000
   NEW YORK
   -----------------------------------------------------------
   New York City
   General Obligation
       4.00%                                            13,300
   NORTH CAROLINA
   -----------------------------------------------------------
   City of Winston-Salem
       3.70%                                             4,000
   OHIO
   -----------------------------------------------------------
   Butler County
   Industrial Development Revenue
       3.65%                                             4,280
   -----------------------------------------------------------
   Medina County
   Health Care Facilities Revenue
       3.55%                                             3,000
   PENNSYLVANIA
   -----------------------------------------------------------
   Delaware County
   Redevelopment Authority
       3.95%                                             8,000
   -----------------------------------------------------------
   Emmaus
   General Authority Revenue
       3.60%                                             9,900
   -----------------------------------------------------------
   Lehigh County
   Industrial Development Authority
       3.85%                                             4,900
   SOUTH CAROLINA
   -----------------------------------------------------------
   Richland County
   Hospital Revenue
       3.90%                                             5,655

Cash Equivalent Fund                                                           7
--------------------------------------------------------------------------------

TAX-EXEMPT PORTFOLIO
Investments at January 31, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                    Value
TENNESSEE
-----------------------------------------------------------
Coffee County
Industrial Board Inc.
    3.70%                                          $  4,000
TEXAS
-----------------------------------------------------------
Brazos River Authority
    4.00%                                             3,000
VERMONT
-----------------------------------------------------------
Economic Development Authority
    4.00%                                             5,000
WASHINGTON
-----------------------------------------------------------
Port Angeles
Industrial Development Corp.
    4.00%                                             3,900
-----------------------------------------------------------
Port of Vancouver
    4.00%                                             5,000
-----------------------------------------------------------
TOTAL VARIABLE RATE
DEMAND SECURITIES--41.9%
(average maturity: 7 days)                          199,060
-----------------------------------------------------------
OTHER SECURITIES

ALASKA
-----------------------------------------------------------
Valdez
Marine Terminal Revenue
    3.85% - 3.90%, 2/13/98 - 3/10/98                  9,500
ARIZONA
-----------------------------------------------------------
Salt River Project
Agricultural Improvement and Power District
    3.80%, 3/11/98 - 3/19/98                         13,100
COLORADO
-----------------------------------------------------------
Platte River Power Authority
    3.80%, 2/11/98 - 2/19/98                         11,400
DISTRICT OF COLUMBIA
-----------------------------------------------------------
Supplemental Student Loan Revenue
    3.93%, 7/1/98                                     4,001
FLORIDA
-----------------------------------------------------------
Jacksonville
Electric Authority
    3.60% - 3.85%, 2/12/98 - 5/14/98                 19,100
-----------------------------------------------------------
Orange County
Governmental Regional Financing
    3.80%, 2/19/98                                    4,000
-----------------------------------------------------------

                                                    Value
Orlando
Capital Improvement Revenue
    3.80%, 3/6/98                                  $  2,900
-----------------------------------------------------------
Sarasota County
Public Hospital District
    3.80%, 2/13/98                                    2,150
GEORGIA
-----------------------------------------------------------
Municipal Electric Authority
    3.80% - 3.85%, 2/12/98 - 3/10/98                 11,400
ILLINOIS
-----------------------------------------------------------
Education Facilities Authority
    3.80%, 3/17/98                                    7,150
INDIANA
-----------------------------------------------------------
Jasper County
Pollution Control Revenue
    3.80%, 2/23/98                                   12,000
-----------------------------------------------------------
Mount Vernon
Pollution Control and Solid Waste Disposal
Revenue
    3.80%, 2/13/98                                    9,000
-----------------------------------------------------------
Sullivan
Pollution Control Revenue
    3.80% - 3.85%, 2/19/98 - 2/20/98                  4,815
KANSAS
-----------------------------------------------------------
Burlington
Pollution Control Revenue
    3.80%, 3/19/98                                    5,500
KENTUCKY
-----------------------------------------------------------
Danville
Multi-City Lease Revenue
    3.90%, 2/6/98 - 3/10/98                          14,000
-----------------------------------------------------------
Pendleton County
Multi-County Lease Revenue
    3.80%, 2/12/98                                    3,600
MARYLAND
-----------------------------------------------------------
Anne Arundel County
Port Facilities Revenue
    3.85% - 3.90%, 3/19/98 - 3/25/98                  9,180
MISSISSIPPI
-----------------------------------------------------------
Claiborne County
Pollution Control Revenue
    3.80%, 2/12/98                                    8,825
MISSOURI
-----------------------------------------------------------
Independence Water Utility Revenue
    3.50% - 3.80%, 2/9/98 - 3/18/98                   9,100

Cash Equivalent Fund                                                           8
--------------------------------------------------------------------------------

TAX-EXEMPT PORTFOLIO
Investments at January 31, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                    Value
NEW YORK
-----------------------------------------------------------
Nassau County
Revenue Anticipation Notes
    3.85%, 4/10/98                                 $  5,504
-----------------------------------------------------------
New York City
Municipal Water Finance Authority
    3.80%, 3/11/98 - 3/20/98                          9,000
NEW JERSEY
-----------------------------------------------------------
Transportation Authority
    3.60%, 5/13/98                                    5,000
NORTH CAROLINA
-----------------------------------------------------------
Eastern Municipal Power Agency
    3.75%, 3/12/98                                    5,300
-----------------------------------------------------------
Municipal Power Agency
    3.70% - 3.80%, 2/10/98 - 2/19/98                 14,000
OHIO
-----------------------------------------------------------
Air Quality Development Authority
    3.75%, 3/6/98                                     2,800
-----------------------------------------------------------
Water Development Authority
    3.80% - 3.85%, 2/13/98 - 3/19/98                  2,300
PENNSYLVANIA
-----------------------------------------------------------
Philadelphia
Gas Works Revenue
    3.80%, 2/24/98                                    2,600
TEXAS
-----------------------------------------------------------
Austin
Combined Utility System
    3.80%, 3/17/98                                    4,000
-----------------------------------------------------------
Dallas
Area Rapid Transit
    3.80%, 3/24/98                                    5,000
-----------------------------------------------------------
Houston
Water and Sewer System
    3.80%, 2/11/98 - 3/12/98                         16,000
-----------------------------------------------------------

                                                    Value
Lower Colorado River
    3.80%, 3/24/98                                 $  4,000
-----------------------------------------------------------
Municipal Power Agency
    3.80%, 2/12/98 - 2/26/98                         16,900
-----------------------------------------------------------
Port Development Corporation
    4.10%, 3/10/98                                    4,250
-----------------------------------------------------------
San Antonio
Electric and Gas Systems
    3.80%, 2/11/98 - 3/12/98                         11,500
UTAH
-----------------------------------------------------------
Intermountain Power Agency
    3.75%, 3/25/98                                    5,400
VIRGINIA
-----------------------------------------------------------
Chesterfield County
Industrial Development Authority
    3.90%, 3/10/98                                    4,000
-----------------------------------------------------------
Louisa County
Industrial Development Authority
    3.90%, 2/9/98                                     2,000
-----------------------------------------------------------

TOTAL OTHER
SECURITIES--59.1%
(average maturity: 35 days)                         280,275
-----------------------------------------------------------

TOTAL INVESTMENTS--101.0%
(average maturity: 23 days)                         479,335
-----------------------------------------------------------

LIABILITIES, LESS
OTHER ASSETS--(1.0)%                                 (4,810)
-----------------------------------------------------------

NET ASSETS--100%                                   $474,525
-----------------------------------------------------------

Cash Equivalent Fund                                                           9
--------------------------------------------------------------------------------

NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at January 31, 1998. The dates shown represent the demand date or the next interest rate change date. Securities in the Tax-Exempt Portfolio shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At January 31, 1998, the value of illiquid securities in the Money Market Portfolio was $30,000,000, which represented 3.1% of net assets.

(c) Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.

Cash Equivalent Fund                                                          10
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
January 31, 1998 (unaudited)
(in thousands)

--------------------------------------------------------------------------------

                                                                MONEY        GOVERNMENT
                                                               MARKET        SECURITIES      TAX-EXEMPT
ASSETS                                                        PORTFOLIO      PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                       $784,078        193,507         479,335
-------------------------------------------------------------------------------------------------------
  Repurchase agreements                                        190,000        242,000              --
-------------------------------------------------------------------------------------------------------
Cash                                                             2,652          4,968              --
-------------------------------------------------------------------------------------------------------
Interest receivable                                              4,522          3,037           3,017
-------------------------------------------------------------------------------------------------------
      Total assets                                             981,252        443,512         482,352
-------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------------------------------
Cash overdraft                                                      --             --           6,568
-------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                      2,205            998             681
-------------------------------------------------------------------------------------------------------
  Management fee                                                   200             74              52
-------------------------------------------------------------------------------------------------------
  Distribution services fee                                        288            145             129
-------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses           400             62             142
-------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                         811            174             255
-------------------------------------------------------------------------------------------------------
      Total liabilities                                          3,904          1,453           7,827
-------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $977,348        442,059         474,525
-------------------------------------------------------------------------------------------------------

THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------------
Shares outstanding                                             977,348        442,059         474,525
-------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                    $1.00          1.00            1.00
-------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Cash Equivalent Fund                                                          11
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six months ended January 31, 1998 (unaudited)
(in thousands)

--------------------------------------------------------------------------------

                                                                MONEY        GOVERNMENT
                                                               MARKET        SECURITIES      TAX-EXEMPT
                                                              PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                              -----------------------------------------
INTEREST INCOME                                                $28,493         12,234           8,739
-------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                   990            432             506
-------------------------------------------------------------------------------------------------------
  Distribution services fee                                      1,851            807             748
-------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses         1,499            518             211
-------------------------------------------------------------------------------------------------------
  Reports to shareholders                                           40             16              21
-------------------------------------------------------------------------------------------------------
  Registration costs                                                74             20              37
-------------------------------------------------------------------------------------------------------
  Professional fees                                                 24             10              10
-------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                          50             30              10
-------------------------------------------------------------------------------------------------------
    Total expenses                                               4,528          1,833           1,543
-------------------------------------------------------------------------------------------------------
Net investment income                                          $23,965         10,401           7,196
-------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Six months ended January 31, 1998 (unaudited) and year ended July 31, 1997 (in thousands)

--------------------------------------------------------------------------------

                                                      MONEY MARKET           GOVERNMENT SECURITIES          TAX-EXEMPT
                                                        PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                                                -----------------------------------------------------------------------------
                                                   1998          1997          1998         1997         1998         1997
                                                -----------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND
CAPITAL SHARE ACTIVITY
Net investment income                           $    23,965        68,545       10,401       34,785        7,196       18,954
-----------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net
investment income                                   (23,965)      (68,545)     (10,401)     (34,785)      (7,196)     (18,954)
-----------------------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts
and number of shares are the same):
Shares sold                                       1,991,662     5,384,970    1,756,840    3,223,496      678,781    2,237,435
-----------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends           23,748        66,935       10,178       33,510        7,067       18,560
-----------------------------------------------------------------------------------------------------------------------------
                                                  2,015,410     5,451,905    1,767,018    3,257,006      685,848    2,255,995
Shares redeemed                                  (2,008,578)   (7,255,984)  (1,728,996)  (4,447,097)    (656,262)  (2,742,620)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions and total increase (decrease) in
net assets                                            6,832    (1,804,079)      38,022   (1,190,091)      29,586     (486,625)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                 970,516     2,774,595      404,037    1,594,128      444,939      931,564
-----------------------------------------------------------------------------------------------------------------------------
End of period                                   $   977,348       970,516      442,059      404,037      474,525      444,939
-----------------------------------------------------------------------------------------------------------------------------

Cash Equivalent Fund                                                          12
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Cash Equivalent Fund (the Fund) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three series of shares (Portfolios). The Money Market Portfolio invests primarily in short-term high quality obligations of major banks and corporations. The Government Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. The Tax-Exempt Portfolio invests in short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

EXPENSES
Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share (NAV) by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market and Government Securities Portfolios and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.

FEDERAL INCOME TAXES
Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies for the six months ended January 31, 1998.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGER COMBINATION
Effective December 31, 1997, Zurich Insurance Company, the parent of Zurich Kemper Investments, Inc. (ZKI), acquired a majority interest in Scudder, Stevens & Clark, Inc. (Scudder), another major investment manager. As a result of this transaction, the operations of ZKI were combined with Scudder to form a new global investment organization named Scudder Kemper Investments, Inc. (Scudder Kemper). The transaction resulted in the termination of the Fund's investment management agreement with ZKI, however, a new investment management agreement between the Fund and Scudder Kemper was approved by the Fund's Board of Trustees and by the Fund's Shareholders. The new management agreement, which was effective

Cash Equivalent Fund                                                          13
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

December 31, 1997, is the same in all material respects as the previous management agreement, except that Scudder Kemper is the new investment adviser to the Fund. In addition, the names of the Fund's principal underwriter and shareholder service agent were changed to Kemper Distributors, Inc. (KDI) and Kemper Service Company (KSvC), respectively.

MANAGEMENT AGREEMENT
The Fund has a management agreement with Scudder Kemper and pays a management fee for the Money Market and Government Securities Portfolios at an annual rate of .22% of the first $500 million of combined average daily net assets of those Portfolios declining to .15% of combined average daily net assets in excess of $3 billion. The Tax-Exempt Portfolio pays a management fee at an annual rate of
 .22% of the first $500 million of average daily net assets of such Portfolio declining to .15% of average daily net assets in excess of $3 billion. During the six months ended January 31, 1998, the Fund incurred management fees of $1,928,000.

DISTRIBUTION AGREEMENT
The Fund also has an administration, shareholder services and distribution agreement with KDI. For its services as primary distributor, the Fund pays KDI an annual fee of .38% of average daily net assets for the Money Market and Government Securities Portfolios and .33% of average daily net assets for the Tax-Exempt Portfolio. For the six months ended January 31, 1998, the Fund incurred distribution fees of $3,406,000. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such firms based on the average daily net assets of those accounts that they maintain and service at an annual rate ranging from .15% to .40% for the Money Market and Government Securities Portfolios, and from .15% to .33% for the Tax-Exempt Portfolio. During the six months ended January 31, 1998, KDI paid fees of $3,260,000 to various firms pursuant to the related service agreements.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $1,473,000 for the six months ended January 31, 1998.

OFFICERS AND TRUSTEES
Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the six months ended January 31, 1998, the Fund made no payments to its officers and incurred trustees' fees of $36,000 to independent trustees.

Cash Equivalent Fund                                                          14
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                             SIX MONTHS ENDED
                                                             JANUARY 31, 1998                 YEAR ENDED JULY 31,
MONEY MARKET PORTFOLIO                                         (UNAUDITED)          1997         1996         1995         1994
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $1.00           1.00         1.00         1.00         1.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                          .03            .05          .05          .05          .03
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $1.00           1.00         1.00         1.00         1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                        2.47%          4.78         4.94         4.95         2.82
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                              .92%           .93          .89          .87          .88
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                4.88%          4.64         4.86         4.84         2.78
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                       $977,348        970,516    2,774,595    3,593,294    3,387,245
-------------------------------------------------------------------------------------------------------------------------------

Note:

The Money Market Portfolio's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.28%.

                                                             SIX MONTHS ENDED
                                                             JANUARY 31, 1998                 YEAR ENDED JULY 31,
GOVERNMENT SECURITIES PORTFOLIO                                (UNAUDITED)          1997         1996         1995         1994
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $1.00           1.00         1.00         1.00         1.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                          .03            .05          .05          .05          .03
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $1.00           1.00         1.00         1.00         1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                        2.45%          4.85         5.00         4.96         2.82
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                              .85%           .83          .79          .81          .81
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                4.84%          4.73         4.90         4.87         2.72
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                       $442,059        404,037    1,594,128    1,785,098    1,538,011
-------------------------------------------------------------------------------------------------------------------------------

                                                             SIX MONTHS ENDED
                                                             JANUARY 31, 1998                 YEAR ENDED JULY 31,
TAX-EXEMPT PORTFOLIO                                           (UNAUDITED)          1997         1996         1995         1994
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $1.00           1.00         1.00         1.00         1.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                          .02            .03          .03          .03          .02
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $1.00           1.00         1.00         1.00         1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                        1.59%          3.03         3.11         3.21         2.05
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                              .67%           .71          .70          .68          .68
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                3.14%          2.97         3.08         3.15         2.02
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                       $474,525        444,939      931,564    1,109,861    1,136,901
-------------------------------------------------------------------------------------------------------------------------------

Cash Equivalent Fund                                                          15
--------------------------------------------------------------------------------

SPECIAL SHAREHOLDERS' MEETING

On December 3, 1997, a special shareholders' meeting was held and adjourned as necessary. Cash Equivalent Fund shareholders were asked to vote on six separate issues: election of nine members to the Board of Trustees, ratification of Ernst & Young LLP as independent auditors, approval of new investment management agreement with Scudder Kemper Investments, Inc., approval of new rule 12b-1 distribution plan, approval of changes in investment policies and approval of an amendment to the Agreement and Declaration of Trust. The results are as follows:

ITEM 1: ELECTION OF THE BOARD OF TRUSTEES

                              FOR          WITHHELD
----------------------------------------------------
DAVID W. BELIN           1,130,515,645    13,033,541
LEWIS A. BURNHAM         1,132,400,332    11,148,853
DONALD L. DUNAWAY        1,133,156,189    10,392,996
ROBERT B. HOFFMAN        1,132,065,556    11,483,629
DONALD R. JONES          1,132,730,502    10,818,684
SHIRLEY D. PETERSON      1,132,374,568    11,174,617
DANIEL PIERCE            1,132,738,488    10,810,697
WILLIAM P. SOMMERS       1,133,263,791    10,285,395
EDMOND D. VILLANI        1,132,797,297    10,751,888

ITEM 2: SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR THE FUND

     FOR         AGAINST     ABSTAIN
-------------------------------------
1,128,683,209   5,068,969   9,797,008

ITEM 3: NEW INVESTMENT MANAGEMENT AGREEMENT

    FOR        AGAINST      ABSTAIN
------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
579,526,650    5,707,549   6,736,338
MONEY MARKET PORTFOLIO
580,103,616   14,819,962   8,960,587

    FOR        AGAINST      ABSTAIN
------------------------------------
TAX-EXEMPT PORTFOLIO
191,504,508    4,543,391   3,953,698

ITEM 4: NEW RULE 12B-1 DISTRIBUTION PLAN

    FOR        AGAINST      ABSTAIN
-------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
572,103,136   10,633,491    9,233,911
MONEY MARKET PORTFOLIO
571,115,365   21,951,650   10,817,150
TAX-EXEMPT PORTFOLIO
185,587,184    9,185,651    5,228,763

ITEM 5: APPROVE CHANGES IN INVESTMENT POLICIES

    FOR        AGAINST      ABSTAIN
-------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
139,060,384    6,237,086   10,803,402
MONEY MARKET PORTFOLIO
251,648,705   18,920,145   11,234,897
TAX-EXEMPT PORTFOLIO
232,399,243    8,252,828    7,549,705

ITEM 6: APPROVE AN AMENDMENT TO THE AGREEMENT AND DECLARATION OF TRUST

    FOR       AGAINST      ABSTAIN
------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
139,509,023   6,130,082   10,461,767
MONEY MARKET PORTFOLIO
254,300,017  16,753,982   10,749,748
TAX-EXEMPT PORTFOLIO
225,481,880  14,559,001    8,160,895

                                          Cash Equivalent
                                          Fund

                                          Semiannual Report
                                          January 31, 1998

INVESTMENT MANAGER
Scudder Kemper Investments, Inc.

PRINCIPAL UNDERWRITER
Kemper Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by a prospectus.

CEF-3  1045100  2/98    (LOGO)printed on recycled paper